Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Transactions with Related Parties [Abstract]
Schedule Of Related Party Transactions
	2013	2014	2015
A - Charter hire commissions	$931,611	$685,148	$-
A - Management fees	$2,782,926	$2,829,632	$2,375,054
A - Superintendent fees (included in Vessels operating expenses - related party)	$943,977	$972,852	$479,463
A - Superintendent fees (included in Dry-docking expenses - related party)	$41,094	$95,342	$122,171
B - Administrative fees (included in General and administrative expenses - related party)	$36,181	$35,520	$30,985
C - Executive services fees (included in General and administrative expenses - related party)	$3,013,000	$2,939,560	$2,743,150
D - Financial, accounting and financial reporting services fee (included in General and administrative expenses - related party)	$602,662	$596,350	$545,162